Write-Downs of Long-Lived Assets (Breakdowns of Recognized Impairment Losses for Difference between Carrying Amounts and Fair Values Reflected as Write-Downs of Long-Lived Assets) (Parenthetical) (Detail) - JPY (¥)
¥ in Millions
	3 Months Ended				6 Months Ended
	Sep. 30, 2021		Sep. 30, 2020		Sep. 30, 2021		Sep. 30, 2020
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs due to decline estimated future cash flows, amount	¥ 0		¥ 326		¥ 87		¥ 583
Property, Plant and Equipment, Other Types
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs due to decline estimated future cash flows, amount	¥ 0	[1]	283	[1]	¥ 75	[2]	502	[2]
Property, Plant and Equipment, Other Types | Hotel
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs due to decline estimated future cash flows, amount			¥ 280				¥ 433

[1]	For “Others,” the number of properties is omitted. In addition, write-downs of other long-lived assets for the three months ended September 30, 2020, include a write-down of ¥280 million of one hotel.
[2]	For “Others,” the number of properties is omitted. In addition, write-downs of other long-lived assets for the six months ended September 30, 2020, include a write-down of ¥433 million of two hotels.